Portfolio of Investments
Touchstone Dynamic Large Cap Growth Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 53.0%
3,867	Advanced Energy Industries, Inc.	$ 1,441,888
2,653	Advanced Micro Devices, Inc.*	1,541,154
14,453	Amphenol Corp. - Class A	2,548,353
48,592	Apple, Inc.	14,060,581
1,225	Applied Optoelectronics, Inc.*	181,496
15,143	Arista Networks, Inc.*	2,572,493
21,583	Broadcom, Inc.	8,152,978
1,554	Ciena Corp.*	762,330
274	Crowdstrike Holdings, Inc. - Class A*	209,100
1,502	Datadog, Inc. - Class A*	391,061
980	Dell Technologies, Inc. - Class C	422,831
5,264	Elastic NV*	300,153
2,336	Everpure, Inc. - Class A*	184,053
1,035	Fabrinet (Thailand)*	581,753
38,885	Gen Digital, Inc.	967,848
246	Intuit, Inc.	64,206
3,781	Jabil, Inc.	1,457,500
40	Keysight Technologies, Inc.*	14,003
4,040	KLA Corp.	1,218,908
2,992	Lam Research Corp.	1,296,523
126	Lumentum Holdings, Inc.*	108,116
1,946	Micron Technology, Inc.	2,246,248
27,531	Microsoft Corp.	10,269,614
3,133	MongoDB, Inc.*	1,052,375
1,211	Motorola Solutions, Inc.	502,916
10,689	nCino, Inc.*	174,765
4,394	NetApp, Inc.	680,016
114,078	NVIDIA Corp.	22,825,867
816	Oracle Corp.	119,585
12,585	Palantir Technologies, Inc. - Class A*	1,468,292
2,194	Pegasystems, Inc.	65,754
2,669	Rubrik, Inc. - Class A*	214,267
404	Sandisk Corp.*	918,587
4,467	Sanmina Corp.*	1,130,508
862	Semtech Corp.*	139,515
2,101	ServiceNow, Inc.*	208,587
108	SiTime Corp.*	80,521
3,556	Snowflake, Inc.*	905,002
11,587	Super Micro Computer, Inc.*	339,847
1,297	TTM Technologies, Inc.*	242,565
4,187	Twilio, Inc. - Class A*	863,904
15,180	Viavi Solutions, Inc.*	724,845
		83,650,908
	Communication Services — 13.2%
16,051	Alphabet, Inc. - Class C	5,671,300
21,161	Alphabet, Inc. - Class A	7,562,307
8,222	Meta Platforms, Inc. - Class A	4,631,370
6,099	Netflix, Inc.*	435,469
4,798	Nexstar Media Group, Inc.	856,875
57,126	NIQ Global Intelligence PLC*	534,128
5,178	Reddit, Inc. - Class A*	898,797
1,799	Space Exploration Technologies Corp. - Class A*	307,377
		20,897,623
	Industrials — 8.1%
572	Broadridge Financial Solutions, Inc.	78,335
300	Comfort Systems USA, Inc.	594,585
2,129	Dycom Industries, Inc.*	1,076,401
99	EMCOR Group, Inc.	82,158
3,600	Everus Construction Group, Inc.*	597,420
1,248	ExlService Holdings, Inc.*	32,273
Shares		Market Value
	Common Stocks — 99.6% (Continued)
	Industrials — 8.1% (Continued)
2,761	GE Vernova, Inc.	$ 3,243,789
13,166	Howmet Aerospace, Inc.	3,539,811
33,733	Lyft, Inc. - Class A*	492,839
191	MasTec, Inc.*	79,467
476	Powell Industries, Inc.	136,307
6,866	Rocket Lab Corp.*	697,929
743	Sterling Infrastructure, Inc.*	623,645
1,279	UL Solutions, Inc. - Class A	130,279
1,683	Vertiv Holdings Co. - Class A	563,502
2,293	Vicor Corp.*	870,836
		12,839,576
	Consumer Discretionary — 8.1%
17,634	Amazon.com, Inc.*	4,202,888
7,896	Booking Holdings, Inc.	1,407,383
4,474	Carnival Corp. Ltd.	127,822
3,666	Expedia Group, Inc.	938,056
1,544	Las Vegas Sands Corp.	71,317
212	Murphy USA, Inc.	114,240
1,831	Ralph Lauren Corp.	734,982
6,358	Ross Stores, Inc.	1,353,300
899	Royal Caribbean Cruises Ltd.	285,460
6,810	Tesla, Inc.*	2,864,286
8,005	Travel + Leisure Co.	611,822
		12,711,556
	Financials — 7.4%
37,742	Ally Financial, Inc.	1,734,245
21,251	Bank of America Corp.	1,210,882
25,171	Chime Financial, Inc. - Class A*	515,502
8,023	Citigroup, Inc.	1,122,899
12,595	Hamilton Lane, Inc. - Class A	992,864
5,783	Morningstar, Inc.	902,264
2,799	MSCI, Inc.	1,567,552
15,224	Popular, Inc. (Puerto Rico)	2,499,476
2,392	Visa, Inc. - Class A	820,671
15,125	XP, Inc. (Brazil) - Class A	245,932
		11,612,287
	Health Care — 7.2%
824	AbbVie, Inc.	207,351
8,112	Alnylam Pharmaceuticals, Inc.*	2,441,955
41,783	Caris Life Sciences, Inc.*	744,573
3,707	Eli Lilly & Co.	4,446,287
13,794	Exelixis, Inc.*	750,532
22,773	Halozyme Therapeutics, Inc.*	1,782,443
1,178	HCA Healthcare, Inc.	459,290
923	Vertex Pharmaceuticals, Inc.*	458,482
		11,290,913
	Energy — 1.8%
17,196	HF Sinclair Corp.	1,197,702
6,585	Phillips 66	1,113,194
9,000	TechnipFMC PLC (United Kingdom)	596,700
		2,907,596
	Consumer Staples — 0.8%
16,076	Estee Lauder Cos., Inc. (The)	1,269,200
	Total Common Stocks	$157,179,659

Touchstone Dynamic Large Cap Growth Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.5%
796,083	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	$ 796,083
	Total Investment Securities—100.1% (Cost $97,239,456)	$157,975,742
	Liabilities in Excess of Other Assets — (0.1%)	(121,661)
	Net Assets — 100.0%	$157,854,081
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$157,179,659	$—	$—	$157,179,659
Short-Term Investment Fund	796,083	—	—	796,083
Total	$157,975,742	$—	$—	$157,975,742
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Flexible Income Fund – June 30, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 36.5%
	Financials — 11.5%
$12,000,000,000	Absa Bank Ltd. (South Africa), MTN, 144a, 15.800%, 6/27/39(A)	$ 3,483,309
9,405,000	Ally Financial, Inc., 6.646%, 1/17/40†	9,316,193
15,301,000	Ally Financial, Inc., Ser C, 4.700%(B)	14,821,292
6,548,000	Arch Capital Group Ltd., 3.635%, 6/30/50	4,789,067
47,000,000,000	Asian Infrastructure Investment Bank (The) (China), 0.000%, 2/10/41#	2,752,857
9,171,000	Athene Holding Ltd., 3.950%, 5/25/51†	6,318,494
17,295,000	Bank of America Corp., 1.734%, 7/22/27	17,267,758
8,763,000	Bank of America Corp., 4.948%, 7/22/28	8,800,042
4,633,000	Barclays PLC (United Kingdom), 3.330%, 11/24/42	3,479,815
11,244,000	Blackstone Private Credit Fund, 5.950%, 5/15/31	11,085,001
4,000,000,000	Citigroup Global Markets Holdings, Inc., 144a, 0.000%, 9/24/26, NGN#	2,772,764
368,190,000	Citigroup Global Markets Holdings, Inc., 144a, 0.000%, 3/4/27, EGP#	6,402,162
4,000,000,000	Citigroup Global Markets Holdings, Inc., 144a, 17.901%, 6/29/32, NGN	2,844,923
6,629,000	Citigroup, Inc., Ser DD, 7.000%(B)	6,914,957
4,736,000	Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	4,699,338
6,645,000	Goldman Sachs Group, Inc. (The), 3.210%, 4/22/42	5,032,604
11,000	Goldman Sachs Group, Inc. (The), 3.500%, 11/16/26	10,967
18,647,000	Goldman Sachs Private Credit Corp., 144a, 6.150%, 6/16/31	18,526,019
30,000,000	ICBC Standard Bank PLC (United Kingdom), MTN, 144a, 8.800%, 2/14/30(A)	2,399,865
36,000,000,000	ICBC Standard Bank PLC (United Kingdom), Ser EnTm, 144a, 13.000%, 6/5/29(A)	3,041,259
13,112,000	Lincoln National Corp., Ser C, 9.250%(B)	13,802,006
11,840,000	Morgan Stanley, 2.475%, 1/21/28	11,712,750
10,342,000	Morgan Stanley, 2.484%, 9/16/36	8,974,041
5,000,000	Morgan Stanley Private Bank NA, 4.466%, 7/6/28	4,995,267
9,678,000	Nasdaq, Inc., 3.250%, 4/28/50	6,582,673
1,963,000	UBS Group AG (Switzerland), 144a, 9.250%(B)	2,112,971
5,000,000	Wells Fargo & Co., MTN, 3.526%, 3/24/28	4,963,914
		187,902,308
	Utilities — 8.1%
6,939,000	American Electric Power Co., Inc., 3.250%, 3/1/50	4,712,710
6,410,000	American Electric Power Co., Inc., Ser C, 5.800%, 3/15/56	6,374,703
12,672,000	American Electric Power Co., Inc., Ser D, 6.050%, 3/15/56	12,599,145
5,843,000	Berkshire Hathaway Energy Co., 2.850%, 5/15/51	3,571,502
17,387,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	17,965,309
6,869,000	Dominion Energy, Inc., Ser B, 7.000%, 6/1/54	7,274,450
11,902,000	Duke Energy Corp., 3.300%, 6/15/41	9,100,401
7,078,000	Emera US Finance LLC, Ser B, 6.850%, 10/1/56	7,227,310
2,954,000	Eversource Energy, Ser B, 6.350%, 8/15/56	2,956,239
13,246,000	NextEra Energy Capital Holdings, Inc., 6.375%, 8/15/55	13,490,524
9,884,000	NextEra Energy Capital Holdings, Inc., 6.500%, 8/15/55	10,144,078
10,411,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	6,980,575
13,717,000	Sierra Pacific Power Co., 6.375%, 9/15/56	13,681,365
16,269,000	Southern Co. (The), Ser 2025, 6.375%, 3/15/55	16,696,061
		132,774,372
	Energy — 6.2%
3,962,000	BP Capital Markets America, Inc., 3.001%, 3/17/52	2,534,075
Principal Amount		Market Value
	Corporate Bonds — 36.5% (Continued)
	Energy — 6.2% (Continued)
$ 25,527,000	BP Capital Markets PLC (United Kingdom), 4.875%(B)	$ 25,232,694
3,553,000	Enbridge, Inc. (Canada), 8.500%, 1/15/84	4,060,716
4,566,000	Energy Transfer LP, 6.300%, 1/15/56	4,599,697
4,593,000	Energy Transfer LP, Ser G, 7.125%(B)	4,741,074
8,352,000	Kinder Morgan, Inc., 3.250%, 8/1/50	5,567,678
6,792,000	Occidental Petroleum Corp., 4.100%, 2/15/47	5,242,811
674,000	Occidental Petroleum Corp., 4.200%, 3/15/48	538,330
2,366,000	Occidental Petroleum Corp., 4.500%, 7/15/44	1,955,452
3,000,000	Petroleos de Venezuela SA (Venezuela), 6.000%, 11/15/26(C)	1,120,380
4,700,000	Petroleos de Venezuela SA (Venezuela), 144a, 6.000%, 11/15/26(C)	1,755,262
1,000,000	Petroleos de Venezuela SA (Venezuela), 144a, 9.000%, 11/17/21(C)	433,500
2,000,000	Petroleos de Venezuela SA (Venezuela), 144a, 9.750%, 5/17/35(C)	889,600
20,528,000	Phillips 66 Co., Ser B, 6.200%, 3/15/56	20,619,165
7,277,000	Valero Energy Corp., 3.650%, 12/1/51	5,092,979
10,210,000	Williams Cos., Inc. (The), 3.500%, 10/15/51	7,094,442
10,411,000	Williams Cos., Inc. (The), 5.950%, 3/15/56	10,348,877
		101,826,732
	Communication Services — 5.7%
9,824,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 6/1/41	6,891,148
82,763,000	Space Exploration Technologies Corp., 144a, 6.650%, 7/15/56	80,145,354
11,490,000	Verizon Communications, Inc., 2.875%, 11/20/50	7,056,591
		94,093,093
	Real Estate — 1.9%
7,040,000	American Tower Corp. REIT, 2.950%, 1/15/51	4,435,863
20,264,000	Rithm Capital Corp. REIT, 144a, 8.000%, 4/1/29	20,346,389
10,313,000	Simon Property Group LP REIT, 3.250%, 9/13/49	7,109,069
		31,891,321
	Information Technology — 1.0%
2,793,000	Micron Technology, Inc., 3.477%, 11/1/51	2,001,453
10,503,000	Oracle Corp., 3.600%, 4/1/40	7,674,366
10,023,000	Oracle Corp., 3.850%, 4/1/60	5,911,672
		15,587,491
	Consumer Discretionary — 0.5%
2,676,000	Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,214,121
8,823,000	Starbucks Corp., 3.500%, 11/15/50	6,198,301
		8,412,422
	Health Care — 0.5%
11,536,000	Biogen, Inc., 3.150%, 5/1/50	7,541,748
	Materials — 0.4%
10,932,000	LYB International Finance III LLC, 3.625%, 4/1/51	7,251,136
	Industrials — 0.4%
10,473,000	RTX Corp., 3.030%, 3/15/52	6,789,602
	Consumer Staples — 0.3%
5,783,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	4,186,600
	Total Corporate Bonds	$598,256,825
	Non-Agency Collateralized Mortgage Obligations — 21.5%
163,700	Agate Bay Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.500%, 7/25/43(D)(E)	152,710
1,585,875	Agate Bay Mortgage Trust, Ser 2015-2, Class B2, 144a, 3.610%, 3/25/45(D)(E)	1,467,065

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 21.5% (Continued)
$ 539,023	Agate Bay Mortgage Trust, Ser 2015-5, Class A3, 144a, 3.500%, 7/25/45(D)(E)	$ 499,038
508,375	Agate Bay Mortgage Trust, Ser 2015-7, Class A3, 144a, 3.500%, 10/25/45(D)(E)	470,183
553,695	Agate Bay Mortgage Trust, Ser 2016-3, Class A3, 144a, 3.500%, 8/25/46(D)(E)	507,675
39,257	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(D)(E)	32,206
1,922,622	Chase Home Lending Mortgage Trust, Ser 2019-ATR1, Class B3, 144a, 4.390%, 4/25/49(D)(E)	1,798,914
17,437,938	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.200%), 4.828%, 2/25/50(D)	17,231,583
1,802,429	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.350%), 4.978%, 2/25/50(D)	1,769,050
522,405	CIM Trust, Ser 2018-INV1, Class A4, 144a, 4.000%, 8/25/48(D)(E)	490,268
561,178	CIM Trust, Ser 2019-INV2, Class A15, 144a, 4.000%, 5/25/49(D)(E)	527,109
7,245,777	CIM Trust, Ser 2020-J1, Class A2, 144a, 2.500%, 10/25/49(D)(E)	6,095,312
1,793,756	CIM Trust, Ser 2020-J2, Class A1, 144a, 2.500%, 1/25/51(D)(E)	1,488,136
8,088,327	Connecticut Avenue Securities Trust, Ser 2019-HRP1, Class B1, 144a, (SOFR30A + 9.364%), 12.992%, 11/25/39(D)	8,325,163
16,000,000	Connecticut Avenue Securities Trust, Ser 2020-SBT1, Class 2B1, 144a, (SOFR30A + 6.714%), 10.342%, 2/25/40(D)	16,504,960
11,329,000	Connecticut Avenue Securities Trust, Ser 2021-R01, Class 1B2, 144a, (SOFR30A + 6.000%), 9.628%, 10/25/41(D)	11,489,646
676,387	CSMC Trust, Ser 2013-6, Class 2A1, 144a, 3.500%, 8/25/43(D)(E)	629,240
325,371	CSMC Trust, Ser 2013-7, Class A6, 144a, 3.500%, 8/25/43(D)(E)	302,118
2,764,369	CSMC Trust, Ser 2013-IVR1, Class A1, 144a, 2.500%, 3/25/43(D)(E)	2,475,510
2,033,959	CSMC Trust, Ser 2013-IVR1, Class A2, 144a, 3.000%, 3/25/43(D)(E)	1,859,257
1,077,338	CSMC Trust, Ser 2013-IVR2, Class A1, 144a, 2.500%, 4/25/43(D)(E)	956,545
2,001,607	CSMC Trust, Ser 2013-IVR3, Class A1, 144a, 2.500%, 5/25/43(D)(E)	1,784,382
2,623,133	CSMC Trust, Ser 2013-IVR3, Class A2, 144a, 3.000%, 5/25/43(D)(E)	2,389,025
1,166,301	CSMC Trust, Ser 2013-IVR3, Class B4, 144a, 3.392%, 5/25/43(D)(E)	896,002
4,372,924	CSMC Trust, Ser 2013-IVR4, Class A11, 144a, 3.484%, 7/27/43(D)(E)	4,087,065
425,485	CSMC Trust, Ser 2013-IVR4, Class A12, 144a, 3.484%, 7/27/43(D)(E)	395,994
244,884	CSMC Trust, Ser 2013-IVR4, Class A2, 144a, 3.000%, 7/25/43(D)(E)	223,447
4,097,356	CSMC Trust, Ser 2013-IVR5, Class A3, 144a, 3.500%, 10/25/43(D)(E)	3,822,776
2,451,284	CSMC Trust, Ser 2013-TH1, Class A1, 144a, 2.130%, 2/25/43(D)(E)	2,162,229
889,021	CSMC Trust, Ser 2014-IVR3, Class B4, 144a, 4.000%, 7/25/44(D)(E)	784,036
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 21.5% (Continued)
$ 1,467,543	CSMC Trust, Ser 2017-HL2, Class A1, 144a, 3.500%, 10/25/47(D)(E)	$ 1,329,283
3,723,026	CSMC Trust, Ser 2018-J1, Class A2, 144a, 3.500%, 2/25/48(D)(E)	3,374,522
458,501	CSMC Trust, Ser 2018-J1, Class A22, 144a, 3.500%, 2/25/48(D)(E)	416,733
506,177	CSMLT Trust, Ser 2015-2, Class A7, 144a, 3.500%, 8/25/45(D)(E)	469,322
1,947,850	EverBank Mortgage Loan Trust, Ser 2013-1, Class B4, 144a, 3.530%, 3/25/43(D)(E)	1,609,805
1,644,163	EverBank Mortgage Loan Trust, Ser 2013-2, Class A, 144a, 3.000%, 6/25/43(D)(E)	1,532,948
4,718,184	Fannie Mae Connecticut Avenue Securities, Ser 2016-C04, Class 1B, (SOFR30A + 10.364%), 13.992%, 1/25/29(D)	4,748,751
5,963,918	Flagstar Mortgage Trust, Ser 2018-1, Class A13, 144a, 3.500%, 3/25/48(D)(E)	5,345,498
8,058,679	Flagstar Mortgage Trust, Ser 2018-2, Class A14, 144a, 3.500%, 4/25/48(D)(E)	7,204,493
5,769,713	Flagstar Mortgage Trust, Ser 2018-3INV, Class A9, 144a, 4.000%, 5/25/48(D)(E)	5,323,827
767,101	Flagstar Mortgage Trust, Ser 2018-4, Class B2, 144a, 4.121%, 7/25/48(D)(E)	710,932
992,866	Freddie Mac Seasoned Credit Risk Transfer Trust, Ser 2017-4, Class M, 144a, 4.750%, 6/25/57(D)(E)	984,376
15,060,354	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M2, 144a, 4.000%, 8/25/56(D)(E)	14,510,638
6,577,393	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2018-1, Class M, 4.750%, 5/25/57(D)(E)	6,449,730
725,212	Freddie Mac STACR Debt Notes, Ser 2017-HQA3, Class M2B, (SOFR30A + 2.464%), 6.092%, 4/25/30(D)	734,167
4,972,281	Freddie Mac STACR Securitized Participation Interests Trust, Ser 2018-SPI1, Class B, 144a, 3.792%, 2/25/48(D)(E)	3,878,791
13,626,549	Freddie Mac STACR Securitized Participation Interests Trust, Ser 2018-SPI4, Class B, 144a, 4.512%, 11/25/48(D)(E)	10,525,012
2,235,872	Galton Funding Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.950%, 7/25/56(D)(E)	2,119,155
2,458,767	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ2, Class A1, 144a, 3.500%, 7/25/50(D)(E)	2,216,347
1,483,872	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ4, Class A2, 144a, 3.000%, 1/25/51(D)(E)	1,287,348
8,559,522	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ5, Class A2, 144a, 3.000%, 3/27/51(D)(E)	7,431,135
40,940	GS Mortgage-Backed Securities Trust, Ser 2014-EB1A, Class 2A4, 144a, 5.466%, 7/25/44(D)(E)	40,756
2,853,710	GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Class A14, 144a, 2.907%, 10/25/50(D)(E)	2,454,322
1,131,381	JP Morgan Mortgage Trust, Ser 2013-3, Class A3, 144a, 3.385%, 7/25/43(D)(E)	1,063,562
2,881,884	JP Morgan Mortgage Trust, Ser 2014-IVR6, Class B4, 144a, 5.086%, 7/25/44(D)(E)	2,876,016

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 21.5% (Continued)
$ 682,431	JP Morgan Mortgage Trust, Ser 2015-4, Class AM, 144a, 3.000%, 6/25/45(D)(E)	$ 611,269
1,465,073	JP Morgan Mortgage Trust, Ser 2016-1, Class A13, 144a, 3.500%, 5/25/46(D)(E)	1,336,385
1,476,634	JP Morgan Mortgage Trust, Ser 2017-1, Class A8, 144a, 3.445%, 1/25/47(D)(E)	1,329,943
539,613	JP Morgan Mortgage Trust, Ser 2017-2, Class A3, 144a, 3.500%, 5/25/47(D)(E)	487,138
999,839	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A13, 144a, 3.500%, 8/25/47(D)(E)	907,296
1,906,801	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A3, 144a, 3.500%, 8/25/47(D)(E)	1,744,249
2,267,250	JP Morgan Mortgage Trust, Ser 2018-3, Class A1, 144a, 3.500%, 9/25/48(D)(E)	2,059,303
1,823,019	JP Morgan Mortgage Trust, Ser 2018-5, Class A13, 144a, 3.500%, 10/25/48(D)(E)	1,633,110
747,206	JP Morgan Mortgage Trust, Ser 2018-5, Class A4, 144a, 3.000%, 10/25/48(D)(E)	657,756
3,256,810	JP Morgan Mortgage Trust, Ser 2018-5, Class B4, 144a, 3.683%, 10/25/48(D)(E)	2,952,941
3,026,881	JP Morgan Mortgage Trust, Ser 2018-6, Class 1A7, 144a, 3.500%, 12/25/48(D)(E)	2,746,589
4,438,538	JP Morgan Mortgage Trust, Ser 2019-7, Class B2A, 144a, 2.969%, 2/25/50(D)(E)	3,887,857
503,817	JP Morgan Mortgage Trust, Ser 2019-INV2, Class A15, 144a, 3.500%, 2/25/50(D)(E)	454,065
618,792	JP Morgan Mortgage Trust, Ser 2019-INV2, Class B2A, 144a, 3.459%, 2/25/50(D)(E)	551,902
1,667,971	JP Morgan Mortgage Trust, Ser 2020-1, Class A15, 144a, 3.500%, 6/25/50(D)(E)	1,494,328
240,339	JP Morgan Mortgage Trust, Ser 2020-1, Class A5A, 144a, 3.000%, 6/25/50(D)(E)	209,718
273,174	JP Morgan Mortgage Trust, Ser 2020-2, Class A5A, 144a, 3.000%, 7/25/50(D)(E)	235,421
3,183,922	JP Morgan Mortgage Trust, Ser 2020-5, Class A5, 144a, 3.000%, 12/25/50(D)(E)	2,764,962
745,315	JP Morgan Mortgage Trust, Ser 2020-7, Class A15, 144a, 3.000%, 1/25/51(D)(E)	645,154
14,088,337	JP Morgan Mortgage Trust, Ser 2020-7, Class A3, 144a, 3.000%, 1/25/51(D)(E)	12,263,462
772,425	JP Morgan Mortgage Trust, Ser 2020-INV1, Class A5, 144a, 3.500%, 8/25/50(D)(E)	692,388
933,670	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B1, 144a, 3.990%, 11/25/50(D)(E)	853,375
1,300,376	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B3, 144a, 3.990%, 11/25/50(D)(E)	1,165,264
211,458	JP Morgan Mortgage Trust, Ser 2022-3, Class A12, 144a, 3.000%, 8/25/52(D)(E)	204,030
10,762,730	JPMorgan Chase Bank NA - CHASE, Ser 2020-CL1, Class M1, 144a, (TSFR1M + 2.364%), 6.013%, 10/25/57(D)	11,112,870
1,754,517	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.300%), 4.928%, 3/25/51(D)	1,754,512
6,090,044	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.550%), 5.178%, 3/25/51(D)	6,075,164
2,857,426	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M3, 144a, (SOFR30A + 1.800%), 5.428%, 3/25/51(D)	2,864,347
2,417,657	JPMorgan Wealth Management, Ser 2020-ATR1, Class A3, 144a, 3.000%, 2/25/50(D)(E)	2,098,640
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 21.5% (Continued)
$ 4,561,646	JPMorgan Wealth Management, Ser 2020-ATR1, Class A5, 144a, 3.000%, 2/25/50(D)(E)	$ 3,959,723
2,801	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.182%, 12/25/32(D)	2,815
39,969	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 5.215%, 9/25/34(D)(E)	39,554
916,309	New Residential Mortgage Loan Trust, Ser 2015-1A, Class B3, 144a, 5.128%, 5/28/52(D)(E)	908,848
2,866,717	NRP Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.250%, 7/25/43(D)(E)	2,612,910
1,149,846	OBX Trust, Ser 2018-EXP1, Class B1A, 144a, 5.384%, 4/25/48(D)(E)	1,157,048
1,612,898	PMT Loan Trust, Ser 2013-J1, Class A1, 144a, 3.500%, 9/25/43(D)(E)	1,501,841
967,739	PMT Loan Trust, Ser 2013-J1, Class A8, 144a, 3.000%, 9/25/43(D)(E)	880,375
4,635,978	Provident Funding Mortgage Trust, Ser 2019-1, Class B1, 144a, 3.161%, 12/25/49(D)(E)	4,009,652
2,473,415	Provident Funding Mortgage Trust, Ser 2020-1, Class A4, 144a, 3.000%, 2/25/50(D)(E)	2,149,756
465,451	PSMC Trust, Ser 2020-3, Class A11, 144a, 3.000%, 11/25/50(D)(E)	457,423
72	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	68
1,383,969	Sequoia Mortgage Trust, Ser 2013-10, Class A1, 144a, 3.500%, 8/25/43(D)(E)	1,287,058
2,258,572	Sequoia Mortgage Trust, Ser 2013-11, Class A1, 144a, 3.500%, 9/25/43(D)(E)	2,122,274
1,468,452	Sequoia Mortgage Trust, Ser 2013-2, Class A, 1.874%, 2/25/43(D)(E)	1,270,691
2,257,300	Sequoia Mortgage Trust, Ser 2013-3, Class A2, 2.500%, 3/25/43(D)(E)	1,990,271
2,705,074	Sequoia Mortgage Trust, Ser 2013-4, Class A1, 2.325%, 4/25/43(D)(E)	2,359,339
1,846,395	Sequoia Mortgage Trust, Ser 2013-5, Class A1, 144a, 2.500%, 5/25/43(D)(E)	1,633,920
3,427,795	Sequoia Mortgage Trust, Ser 2013-5, Class A2, 144a, 3.000%, 5/25/43(D)(E)	3,110,007
4,641,707	Sequoia Mortgage Trust, Ser 2013-6, Class A1, 2.500%, 5/25/43(D)(E)	4,118,629
3,872,515	Sequoia Mortgage Trust, Ser 2013-6, Class A2, 3.000%, 5/25/43(D)(E)	3,513,319
1,378,610	Sequoia Mortgage Trust, Ser 2013-7, Class A1, 2.500%, 6/25/43(D)(E)	1,217,778
3,001,128	Sequoia Mortgage Trust, Ser 2013-7, Class A2, 3.000%, 6/25/43(D)(E)	2,712,713
1,441,090	Sequoia Mortgage Trust, Ser 2013-8, Class A1, 3.000%, 6/25/43(D)(E)	1,305,267
2,102,624	Sequoia Mortgage Trust, Ser 2013-9, Class A1, 144a, 3.500%, 7/25/43(D)(E)	1,919,856
35,587	Sequoia Mortgage Trust, Ser 2014-4, Class A6, 144a, 3.500%, 11/25/44(D)(E)	32,984
2,209,181	Sequoia Mortgage Trust, Ser 2015-2, Class A1, 144a, 3.500%, 5/25/45(D)(E)	2,038,527
556,231	Sequoia Mortgage Trust, Ser 2015-2, Class A13, 144a, 3.500%, 5/25/45(D)(E)	510,241
1,655,571	Sequoia Mortgage Trust, Ser 2015-2, Class B2, 144a, 3.756%, 5/25/45(D)(E)	1,595,671
674,100	Sequoia Mortgage Trust, Ser 2015-3, Class B1, 144a, 3.724%, 7/25/45(D)(E)	663,693

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 21.5% (Continued)
$ 1,170,950	Sequoia Mortgage Trust, Ser 2016-1, Class B1, 144a, 3.767%, 6/25/46(D)(E)	$ 1,133,107
4,103,374	Sequoia Mortgage Trust, Ser 2017-1, Class A1, 144a, 3.500%, 2/25/47(D)(E)	3,744,185
841,927	Sequoia Mortgage Trust, Ser 2017-3, Class A1, 144a, 3.500%, 4/25/47(D)(E)	768,040
1,178,604	Sequoia Mortgage Trust, Ser 2017-5, Class A1, 144a, 3.500%, 8/25/47(D)(E)	1,072,055
1,254,835	Sequoia Mortgage Trust, Ser 2017-5, Class B2, 144a, 3.782%, 8/25/47(D)(E)	1,179,486
1,335,915	Sequoia Mortgage Trust, Ser 2017-6, Class B2, 144a, 3.726%, 9/25/47(D)(E)	1,261,708
1,354,303	Sequoia Mortgage Trust, Ser 2017-7, Class B2, 144a, 3.717%, 10/25/47(D)(E)	1,269,282
3,146,214	Sequoia Mortgage Trust, Ser 2018-2, Class B1, 144a, 3.736%, 2/25/48(D)(E)	2,946,753
2,199,124	Sequoia Mortgage Trust, Ser 2018-2, Class B2, 144a, 3.736%, 2/25/48(D)(E)	2,051,591
1,804,942	Sequoia Mortgage Trust, Ser 2018-5, Class A7, 144a, 3.500%, 5/25/48(D)(E)	1,635,432
2,249,000	Sequoia Mortgage Trust, Ser 2018-6, Class B4, 144a, 4.167%, 7/25/48(D)(E)	1,813,915
669,543	Sequoia Mortgage Trust, Ser 2018-CH2, Class A15, 144a, 4.000%, 6/25/48(D)(E)	609,194
40,258	Sequoia Mortgage Trust, Ser 2018-CH3, Class A13, 144a, 4.500%, 8/25/48(D)(E)	40,084
381,804	Sequoia Mortgage Trust, Ser 2019-2, Class A1, 144a, 4.000%, 6/25/49(D)(E)	359,169
404,030	Sequoia Mortgage Trust, Ser 2019-4, Class A1, 144a, 3.500%, 11/25/49(D)(E)	364,812
913,492	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(D)(E)	853,200
5,793,023	Sequoia Mortgage Trust, Ser 2020-1, Class A7, 144a, 3.500%, 2/25/50(D)(E)	5,272,477
1,022,984	Sofi Mortgage Trust, Ser 2016-1A, Class 1A4, 144a, 3.000%, 11/25/46(D)(E)	915,935
88,179	TIAA Bank Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 7/25/48(D)(E)	80,379
727,020	TIAA Bank Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.656%, 7/25/48(D)(E)	662,966
367,635	Wells Fargo Mortgage Backed Securities, Ser 2018-1, Class A1, 144a, 3.500%, 7/25/47(D)(E)	335,976
386,539	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Class A5, 144a, 3.000%, 12/25/49(D)(E)	336,431
6,386,502	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-3, Class A1, 144a, 3.000%, 6/25/50(D)(E)	5,521,156
10,205,934	Western Alliance Bank, Ser 2021-CL2, Class M1, 144a, (SOFR30A + 3.150%), 6.778%, 7/25/59(D)	10,992,238
8,317,433	Western Alliance Bank, Ser 2021-CL2, Class M3, 144a, (SOFR30A + 4.100%), 7.728%, 7/25/59(D)	9,133,102
549,029	WinWater Mortgage Loan Trust, Ser 2014-1, Class A9, 144a, 3.500%, 6/20/44(D)(E)	519,754
	Total Non-Agency Collateralized Mortgage Obligations	$352,002,229
	Agency Collateralized Mortgage Obligations — 12.5%
4,964,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Class XAM, 1.368%, 6/25/29(D)(E)(F)	173,282
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.5% (Continued)
$ 54,985,820	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.679%, 4/25/30(D)(E)(F)	$ 2,727,324
34,705,940	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.750%, 4/25/30(D)(E)(F)	1,754,181
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.490%, 6/25/48(D)(E)(F)	782,790
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.954%, 4/25/30(D)(E)(F)	1,798,333
34,471,333	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.669%, 5/25/30(D)(E)(F)	1,735,404
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.288%, 4/25/48(D)(E)(F)	2,135,182
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.908%, 5/25/30(D)(E)(F)	2,243,363
112,465,976	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.527%, 5/25/30(D)(E)(F)	5,311,374
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.108%, 7/25/48(D)(E)(F)	1,602,211
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.769%, 5/25/30(D)(E)(F)	634,529
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.684%, 6/25/30(D)(E)(F)	599,102
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.828%, 8/25/48(D)(E)(F)	1,774,233
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 3.055%, 9/25/48(D)(E)(F)	2,176,876
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.122%, 9/25/47(D)(E)(F)	2,732,353
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.528%, 9/25/30(D)(E)(F)	2,103,945
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.784%, 10/25/48(D)(E)(F)	2,317,929
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.821%, 9/25/48(D)(E)(F)	490,491
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.835%, 11/25/48(D)(E)(F)	1,148,544
146,425,358	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X1, 1.105%, 10/25/30(D)(E)(F)	5,118,006
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.868%, 11/25/48(D)(E)(F)	1,678,204
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.720%, 1/25/49(D)(E)(F)	935,691

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.5% (Continued)
$ 7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.717%, 2/25/49(D)(E)(F)	$ 746,829
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.709%, 2/25/49(D)(E)(F)	920,736
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.742%, 2/25/49(D)(E)(F)	1,650,640
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.740%, 3/25/49(D)(E)(F)	3,914,167
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.876%, 4/25/31(D)(E)(F)	1,992,284
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.203%, 8/25/48(D)(E)(F)	1,405,731
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.321%, 7/25/31(D)(E)(F)	2,296,048
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 3.048%, 9/25/31(D)(E)(F)	1,315,338
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.986%, 8/25/31(D)(E)(F)	3,676,229
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.752%, 10/25/49(D)(E)(F)	1,108,247
216,528,499	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.489%, 12/25/31(D)(E)(F)	3,223,157
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.922%, 12/25/31(D)(E)(F)	2,665,303
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.664%, 12/25/31(D)(E)(F)	2,517,764
20,601,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.976%, 1/25/49(D)(E)(F)	2,652,414
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.138%, 2/25/49(D)(E)(F)	4,429,549
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.869%, 2/25/32(D)(E)(F)	3,725,607
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 3.046%, 3/25/49(D)(E)(F)	4,257,656
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.247%, 4/25/50(D)(E)(F)	1,526,847
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.805%, 3/25/38(D)(E)(F)	1,403,097
29,551,480	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.621%, 5/25/35(D)(E)(F)	2,963,910
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.574%, 10/25/38(D)(E)(F)	4,345,290
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.5% (Continued)
$ 40,203,983	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.435%, 7/25/35(D)(E)(F)	$ 3,449,920
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.398%, 8/25/38(D)(E)(F)	11,655,361
115,073,211	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X1, 0.682%, 12/25/35(D)(E)(F)	4,557,106
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.897%, 12/25/38(D)(E)(F)	2,211,635
56,924,011	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.574%, 2/25/36(D)(E)(F)	1,813,314
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.199%, 4/25/39(D)(E)(F)	1,102,642
54,884,098	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 1.093%, 8/25/36(D)(E)(F)	3,929,526
46,617,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-165, Class XAM, 1.092%, 9/25/34(D)(E)(F)	3,029,089
177,042,340	FHLMC Multifamily Structured Pass Through Certificates, Ser K-172, Class XAM, 0.395%, 8/25/35(D)(E)(F)	3,659,483
207,388,029	FHLMC Multifamily Structured Pass Through Certificates, Ser K-173, Class XAM, 0.425%, 9/25/35(D)(E)(F)	4,832,369
128,758,602	FHLMC Multifamily Structured Pass Through Certificates, Ser K513, Class X1, 0.884%, 12/25/28(D)(E)(F)	2,099,383
138,337,681	FHLMC Multifamily Structured Pass Through Certificates, Ser K538, Class X1, 0.733%, 1/25/30(D)(E)(F)	2,574,105
522,812,535	FHLMC Multifamily Structured Pass Through Certificates, Ser K542, Class X1, 1.032%, 4/25/30(D)(E)(F)	14,886,669
82,784,175	FHLMC Multifamily Structured Pass Through Certificates, Ser K546, Class X1, 1.063%, 5/25/30(D)(E)(F)	2,523,071
84,508,267	FHLMC Multifamily Structured Pass Through Certificates, Ser K556, Class X1, 0.418%, 1/25/31(D)(E)(F)	1,083,514
174,993,352	FHLMC Multifamily Structured Pass Through Certificates, Ser K557, Class X1, 0.408%, 1/25/31(D)(E)(F)	2,169,918
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.901%, 11/25/48(D)(E)(F)	373,231
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.525%, 3/25/49(D)(E)(F)	539,674
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.742%, 4/25/28(D)(E)(F)	691,234
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 3.055%, 6/25/49(D)(E)(F)	483,104
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 3.070%, 8/25/49(D)(E)(F)	1,986,622

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.5% (Continued)
$ 47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.759%, 9/25/49(D)(E)(F)	$ 2,494,920
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.096%, 9/25/28(D)(E)(F)	2,761,835
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.664%, 10/25/28(D)(E)(F)	1,779,354
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.634%, 12/25/49(D)(E)(F)	2,735,640
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 5.012%, 3/25/56(D)(E)(F)	3,036,635
5,122,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K755, Class X3, 5.837%, 2/25/31(D)(E)(F)	1,122,889
31,179,400	FHLMC Multifamily Structured Pass Through Certificates, Ser K757, Class X3, 5.743%, 10/25/61(D)(E)(F)	7,340,254
6,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K758, Class X3, 5.349%, 11/25/56(D)(E)(F)	1,436,260
26,673,206	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 0.528%, 7/25/40(D)(E)(F)	947,440
64,782,460	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 0.614%, 10/25/40(D)(E)(F)	3,100,787
23,255,248	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 0.830%, 10/25/40(D)(E)(F)	472,261
34,154,474	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.779%, 1/25/41(D)(E)(F)	898,843
23,630,485	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.178%, 1/25/41(D)(E)(F)	480,793
60,599,870	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.151%, 3/25/41(D)(E)(F)	1,916,307
66,681,119	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.439%, 4/25/41(D)(E)(F)	1,832,857
60,794,133	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.327%, 5/25/41(D)(E)(F)	1,664,027
102,341,703	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.107%, 11/25/41(D)(E)(F)	1,313,136
116,211,984	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.203%, 3/25/41(D)(E)(F)	2,347,703
56,043,918	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.811%, 6/25/41(D)(E)(F)	1,194,150
2,422,107	GNMA, Ser 2012-147, Class IO, 0.503%, 4/16/54(D)(E)(F)	18,739
6,434,952	GNMA, Ser 2016-110, Class IO, 0.760%, 5/16/58(D)(E)(F)	246,369
16,718,002	GNMA, Ser 2016-158, Class IO, 0.740%, 6/16/58(D)(E)(F)	569,047
9,705,695	GNMA, Ser 2016-52, Class IO, 0.733%, 3/16/58(D)(E)(F)	347,433
10,430,475	GNMA, Ser 2017-76, Class IO, 0.743%, 12/16/56(D)(E)(F)	467,892
10,761,464	GNMA, Ser 2017-94, Class IO, 0.624%, 2/16/59(D)(E)(F)	382,524
	Total Agency Collateralized Mortgage Obligations	$205,269,255
Principal Amount		Market Value
	U.S. Treasury Obligations — 8.1%
$ 89,988,000	U.S. Treasury Bond, 1.250%, 5/15/50	$ 43,053,634
93,720,000	U.S. Treasury Bond, 1.375%, 8/15/50	46,215,675
82,797,000	U.S. Treasury Bond, 1.625%, 11/15/50	43,507,236
	Total U.S. Treasury Obligations	$132,776,545
	Asset-Backed Securities — 5.7%
43,812,612	Ally Auto Receivables Trust, Ser 2024-1, Class CERT, 144a, 2/16/32	3,350,438
1,068,577	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class D, 144a, 6.315%, 5/17/32	1,079,560
2,561,023	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class E, 144a, 7.917%, 5/17/32	2,609,792
356,192	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class F, 144a, 9.892%, 5/17/32	366,967
2,541,932	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class D, 144a, 5.410%, 9/15/32	2,550,517
1,790,404	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class E, 144a, 6.678%, 9/15/32	1,801,722
7,147,315	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class E, 144a, 6.066%, 6/15/33	7,140,918
1,543,170	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class F, 144a, 6.942%, 6/15/33	1,542,483
3,167,560	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class G, 144a, 10.219%, 6/15/33	3,166,043
4,400,682	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-B, Class E, 144a, 6.164%, 9/15/33	4,395,075
6,852,396	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class A, 144a, (SOFR30A + 1.100%), 4.728%, 12/26/31(D)	6,874,486
792,728	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class B, 144a, (SOFR30A + 1.300%), 4.928%, 12/26/31(D)	795,338
725,548	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class C, 144a, (SOFR30A + 1.500%), 5.128%, 12/26/31(D)	727,778
201,541	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class D, 144a, (SOFR30A + 2.050%), 5.678%, 12/26/31(D)	202,693
403,082	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class E, 144a, (SOFR30A + 3.600%), 7.228%, 12/26/31(D)	407,696
6,771,188	Chase Auto Credit Linked Notes Series, Ser 2025-1, Class B, 144a, 4.753%, 2/25/33	6,766,372
3,724,153	Chase Auto Credit Linked Notes Series, Ser 2025-1, Class E, 144a, 6.024%, 2/25/33	3,715,665
27,000	Chase Auto Owner Trust, Ser 2024-4A, Class R1, 144a, 8.555%, 11/25/31	5,955,309
32,000	Chase Auto Owner Trust, Ser 2024-5A, Class R1, 144a, 8.635%, 1/26/32	5,101,088
388,146,788	Chase Auto Owner Trust, Ser 2025-1A, Class AIO, 144a, 1.050%, 10/25/30(F)	3,756,291
27,000	Chase Auto Owner Trust, Ser 2025-1A, Class R1, 144a, 7.148%, 11/26/32	4,230,586
142,073,129	Chase Auto Owner Trust, Ser 2025-2A, Class AIO, 144a, 1.000%, 2/25/31(F)	1,493,743
25,000	Chase Auto Owner Trust, Ser 2025-2A, Class R1, 144a, 6.832%, 2/25/33	3,873,053
1,984,719	Home Partners of America Trust, Ser 2019-1, Class C, 144a, 3.256%, 9/17/39	1,937,870
6,524	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	6,513
1,400,000	OHA Credit Partners Ltd. (Cayman Islands), Ser 2023-15RA, Class X, 144a, (TSFR3M + 1.000%), 4.675%, 7/20/38(D)	1,399,966

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 5.7% (Continued)
$ 3,950,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	$ 3,941,590
3,328,894	Progress Residential Trust, Ser 2021-SFR6, Class A, 144a, 1.524%, 7/17/38	3,322,447
3,080,000	Progress Residential Trust, Ser 2021-SFR8, Class E2, 144a, 2.532%, 10/17/38	3,052,381
40,000	USB Auto Owner Trust, Ser 2025-1A, Class R, 144a, 8.146%, 12/15/32	8,461,569
	Total Asset-Backed Securities	$94,025,949
	Sovereign Government Obligations — 4.4%
4,200,000,000	Bono Del Tesoro Nacional Capitalizable en Pesos, 2.400%, 5/31/27, ARS	3,307,531
900,000,000	Bonos de la Tesoreria de la Republica en pesos, 144a, 5.000%, 10/1/28, CLP	996,090
180,000,000	Dominican Republic International Bond, 144a, 11.250%, 9/15/35, DOP	3,317,057
5,000,000	DRC International Bond, 144a, 9.500%, 4/16/37	5,227,527
3,900,000,000	Hungary Government Bond, Ser 31/B, 6.750%, 7/23/31, HUF	13,447,372
76,000,000,000	International Bank for Reconstruction & Development, MTN, 12/6/33, COB#	9,962,963
1,000,000,000	International Bank for Reconstruction & Development, MTN, 12.500%, 7/14/27, KZT	2,025,126
128,000,000	International Bank for Reconstruction & Development, MTN, Ser GDIF, 2/8/38, BRL#	6,879,174
139,000,000	Mexican Bonos, Ser M, 8.000%, 2/21/36, MXN†	7,413,837
19,521,000,000	Paraguay Government International Bond, 144a, 8.500%, 4/4/38, PYG	3,071,431
6,700,000	Peruvian Government International Bond, 144a, 6.900%, 8/12/37, PEN	2,002,719
100,000,000	Republic of South Africa Government Bond, Ser 2037, 8.500%, 1/31/37, ZAR	6,071,544
2,500,000,000	Republic of Uzbekistan International Bond, 144a, 12.250%, 4/13/29, UZS	213,575
120,000,000	Uruguay Government International Bond, 8.250%, 5/21/31, UYU	3,104,800
2,500,000	Venezuela Government International Bond, 6.000%, 12/9/20(C)	1,056,250
3,000,000	Venezuela Government International Bond, 7.000%, 3/31/38(C)	1,305,000
2,000,000	Venezuela Government International Bond, 7.750%, 10/13/19(C)	882,000
2,000,000	Venezuela Government International Bond, 8.250%, 10/13/24(C)	900,000
2,000,000	Venezuela Government International Bond, 12.750%, 8/23/22(C)	1,110,000
	Total Sovereign Government Obligations	$72,293,996
Shares
	Exchange-Traded Funds — 4.0%
707,895	Invesco Preferred ETF†	7,673,582
132,839	iShares Preferred and Income Securities ETF†	4,050,261
322,581	JPMorgan Ultra-Short Income ETF	16,312,921
231,141	State Street Blackstone Senior Loan ETF†	9,312,671
269,043	State Street SPDR Bloomberg Short Term High Yield Bond ETF†	6,734,146
1,015,056	VanEck Long Muni ETF†	18,047,696
41,065	Vanguard Long-Term Corporate Bond ETF†	3,090,141
22,289	Virtus InfraCap US Preferred Stock ETF	458,485
	Total Exchange-Traded Funds	$65,679,903
Shares		MarketValue
	Preferred Stocks — 3.2%
	Financials — 2.8%
69,089	AGNC Investment Corp. REIT, Ser F, (TSFR3M + 4.959%), 8.632%(B)	$ 1,723,770
129,705	AGNC Investment Corp. REIT, Ser H, 8.750%(B)†	3,288,022
146,575	Allstate Corp. (The), Ser J, 7.375%(B)	3,813,881
67,971	Annaly Capital Management, Inc. REIT, Ser I, (TSFR3M + 5.251%), 8.984%(B)	1,731,901
235,622	Brookfield Oaktree Holdings LLC, Ser B, 6.550%(B)	4,908,006
169,059	Carlyle Finance LLC, 4.625%, 5/15/61(B)	2,757,352
110,181	KKR Group Finance Co. IX LLC, 4.625%, 4/1/61(B)	1,783,830
305,425	Lincoln National Corp., Ser D, 9.000%(B)†	7,953,267
20,117	Morgan Stanley, Ser F, 6.875%(B)	505,140
53,686	Oaktree Capital Group LLC, Ser A, 6.625%(B)	1,120,427
186,953	Reinsurance Group of America, Inc., 7.125%, 10/15/52(B)†	4,793,475
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(B)	7,229,700
192,373	Virtus Convertible & Income Fund, Ser A, 5.625%(B)	3,978,274
7,379	Virtus Convertible & Income Fund II, 5.500%(B)	150,200
		45,737,245
	Utilities — 0.4%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(B)	5,111,556
54,382	Entergy Arkansas LLC, 4.875%, 9/1/66(B)	1,086,009
17,450	Entergy Louisiana LLC, 4.875%, 9/1/66(B)	348,651
9,591	Entergy Mississippi LLC, 4.900%, 10/1/66(B)	191,532
1,771	Entergy New Orleans LLC, 5.000%, 12/1/52(B)	35,526
		6,773,274
	Total Preferred Stocks	$52,510,519
	Investment Funds — 0.0%
17,718	First Trust Intermediate Duration Preferred & Income Fund±	321,936
8,645	John Hancock Premium Dividend Fund±	111,953
22,135	Nuveen Preferred & Income Opportunities Fund±	174,424
	Total Investment Funds	$608,313
	Short-Term Investment Funds — 5.5%
67,630,148	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	67,630,148
22,720,277	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	22,720,277
	Total Short-Term Investment Funds	$90,350,425
	Total Investment Securities—101.4% (Cost $1,663,748,402)	$1,663,773,959
	Liabilities in Excess of Other Assets — (1.4%)	(22,276,302)
	Net Assets — 100.0%	$1,641,497,657
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	The issuer is in default of certain debt covenants. Income is not being accrued.
(D)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(E)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(F)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
±	Closed-end Fund.
**	Collateral for securities loaned.

Touchstone Flexible Income Fund (Unaudited) (Continued)
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $14,878,326.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ARS – Argentine Peso
BRL – Brazilian Real
CLP – Chilean Peso
COB – Colombian Peso
DOP – Dominican Peso
EGP – Egyptian Pound
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HUF – Hungarian Forint
IO – Interest Only
KZT – Kazakhstan Tenge
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
MXN – Mexican Peso
NGN – Nigerian Naira
PEN – Peruvian Nuevo Sol
PLC – Public Limited Company
PYG – Paraguayan Guaraní
REIT – Real Estate Investment Trust
SOFR30A – Secured Overnight Financing Rate 30 Day Average
SPDR – Standard & Poor's Depositary Receipt
STACR – Structured Agency Credit Risk
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
UYU – Uruguayan Peso
UZS – Uzbekistani Som
ZAR – South African Rand
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $575,508,143 or 35.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$589,332,392	$8,924,433	$598,256,825
Non-Agency Collateralized Mortgage Obligations	—	352,002,229	—	352,002,229
Agency Collateralized Mortgage Obligations	—	205,269,255	—	205,269,255
U.S. Treasury Obligations	—	132,776,545	—	132,776,545
Asset-Backed Securities	—	94,025,949	—	94,025,949
Sovereign Government Obligations	—	72,293,996	—	72,293,996
Exchange-Traded Funds	65,679,903	—	—	65,679,903
Preferred Stocks	52,005,379	505,140	—	52,510,519
Investment Funds	608,313	—	—	608,313
Short-Term Investment Funds	90,350,425	—	—	90,350,425
Total	$208,644,020	$1,446,205,506	$8,924,433	$1,663,773,959
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, March 31, 2026	$—
Purchases and Sales	8,841,548
Accrued discounts (premiums)	6,615
Change in unrealized appreciation (depreciation)	76,270
Ending balance, June 30, 2026	$8,924,433
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2026	$76,270
Corporate Bonds	Fair Value	Valuation Technique	Unobservable Input
Absa Bank Ltd.	$3,483,309	Recent Transaction	N/A
ICBC Standard Bank PLC	$3,041,259	Recent Transaction	N/A
ICBC Standard Bank PLC	$2,399,865	Recent Transaction	N/A
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.9%
	Information Technology — 32.4%
340,856	Apple, Inc.	$ 98,630,092
76,620	Applied Materials, Inc.	55,396,260
40,218	Broadcom, Inc.	15,192,350
266,472	Microsoft Corp.	99,399,385
382,150	NVIDIA Corp.	76,464,393
174,128	Oracle Corp.	25,518,458
113,560	Salesforce, Inc.	17,790,310
104,887	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	50,090,885
36,758	Texas Instruments, Inc.	10,956,457
89,583	Workday, Inc. - Class A*	10,966,751
		460,405,341
	Communication Services — 16.2%
388,808	Alphabet, Inc. - Class C	137,377,531
415,250	Comcast Corp. - Class A	10,194,388
134,663	Meta Platforms, Inc. - Class A	75,854,321
98,280	Netflix, Inc.*	7,017,192
		230,443,432
	Financials — 12.7%
748,902	Bank of America Corp.	42,672,436
39,419	Berkshire Hathaway, Inc. - Class B*	19,724,873
96,288	Blackstone, Inc.	11,330,209
297,862	Charles Schwab Corp. (The)	27,483,727
64,909	LPL Financial Holdings, Inc.	18,283,567
13,854	Markel Group, Inc.*	27,057,001
100,160	Visa, Inc. - Class A	34,363,894
		180,915,707
	Consumer Discretionary — 10.7%
166,869	Airbnb, Inc. - Class A*	23,878,954
315,140	Amazon.com, Inc.*	75,110,467
206,190	Choice Hotels International, Inc.†	22,736,571
302,949	Floor & Decor Holdings, Inc. - Class A*	17,983,053
160,379	Frontdoor, Inc.*	12,443,807
		152,152,852
	Health Care — 9.3%
148,155	Becton Dickinson & Co.	22,420,296
129,243	BioMarin Pharmaceutical, Inc.*	7,395,284
244,140	Bristol-Myers Squibb Co.	14,067,347
41,957	Cencora, Inc.	11,872,992
31,155	HCA Healthcare, Inc.	12,147,023
69,690	Johnson & Johnson	17,699,169
299,617	Medtronic PLC	23,439,038
54,266	UnitedHealth Group, Inc.	22,554,578
		131,595,727
	Industrials — 8.0%
123,760	Boeing Co. (The)*	26,790,327
30,301	Deere & Co.	19,220,833
22,950	Hubbell, Inc.	12,007,440
814,514	QXO, Inc.*†	14,074,802
83,562	Regal Rexnord Corp.	19,903,633
122,445	Stanley Black & Decker, Inc.	11,524,523
135,228	Uber Technologies, Inc.*	9,758,053
		113,279,611
Shares		Market Value
	Common Stocks — 99.9% (Continued)
	Consumer Staples — 6.0%
273,492	Coca-Cola Femsa SAB de CV (Mexico) ADR	$ 29,058,525
172,436	Monster Beverage Corp.*	16,574,548
215,944	Philip Morris International, Inc.	39,066,429
		84,699,502
	Energy — 2.2%
230,293	Exxon Mobil Corp.	31,485,659
	Real Estate — 1.6%
70,700	Jones Lang LaSalle, Inc.*	21,913,465
	Materials — 0.8%
140,564	International Flavors & Fragrances, Inc.	11,135,480
	Total Common Stocks	$1,418,026,776
	Short-Term Investment Funds — 2.1%
2,715,054	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	2,715,054
27,621,901	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	27,621,901
	Total Short-Term Investment Funds	$30,336,955
	Total Investment Securities—102.0% (Cost $644,481,374)	$1,448,363,731
	Liabilities in Excess of Other Assets — (2.0%)	(28,610,879)
	Net Assets — 100.0%	$1,419,752,852
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $26,535,121.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,418,026,776	$—	$—	$1,418,026,776
Short-Term Investment Funds	30,336,955	—	—	30,336,955
Total	$1,448,363,731	$—	$—	$1,448,363,731
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 94.9%
	Industrials — 26.6%
119,950	AMETEK, Inc.	$ 29,020,703
151,552	Axon Enterprise, Inc.*	84,961,567
35,692	Comfort Systems USA, Inc.	70,739,759
663,033	CSX Corp.	31,513,958
257,276	Fastenal Co.	12,356,966
119,284	FTAI Aviation Ltd.	32,269,901
265,244	Howmet Aerospace, Inc.	71,313,502
112,456	JB Hunt Transport Services, Inc.	32,548,140
85,765	Quanta Services, Inc.	61,754,231
460,358	Rocket Lab Corp.*	46,795,391
100,150	Rockwell Automation, Inc.	49,582,262
256,578	Vertiv Holdings Co. - Class A	85,907,446
		608,763,826
	Information Technology — 24.9%
110,847	Astera Labs, Inc.*	53,541,318
252,305	Cloudflare, Inc. - Class A*	61,885,370
111,999	Coherent Corp.*	44,180,246
101,840	Credo Technology Group Holding Ltd.*	27,695,388
157,495	Entegris, Inc.	28,327,051
296,570	Everpure, Inc. - Class A*	23,366,750
140,220	Flex Ltd.*	22,725,455
58,611	Jabil, Inc.	22,593,368
61,940	Keysight Technologies, Inc.*	21,683,336
24,711	Lumentum Holdings, Inc.*	21,203,521
226,810	Microchip Technology, Inc.	20,685,072
67,003	MongoDB, Inc.*	22,506,308
104,651	NXP Semiconductors NV (Netherlands)	29,410,071
1,003,946	Samsara, Inc. - Class A*	32,557,969
172,730	Semtech Corp.*	27,956,350
314,251	Snowflake, Inc.*	79,976,879
62,702	Teradyne, Inc.	30,337,736
		570,632,188
	Health Care — 14.0%
113,088	Alnylam Pharmaceuticals, Inc.*	34,042,881
29,780	Argenx SE (Netherlands) ADR*	27,628,991
313,920	Ascendis Pharma A/S (Denmark)*	83,728,742
178,646	Cencora, Inc.	50,553,245
62,957	IDEXX Laboratories, Inc.*	33,143,083
261,817	Insmed, Inc.*	27,914,929
166,276	Natera, Inc.*	45,135,620
99,683	Revolution Medicines, Inc.*	18,668,632
		320,816,123
	Consumer Discretionary — 11.8%
1,216,871	Amer Sports, Inc. (Finland)*	41,178,915
10,630	AutoZone, Inc.*	33,972,842
181,165	DoorDash, Inc. - Class A*	33,430,377
198,539	Garmin Ltd.	47,160,954
63,360	Hilton Worldwide Holdings, Inc.	20,937,946
197,299	Ross Stores, Inc.	41,995,092
56,930	Royal Caribbean Cruises Ltd.	18,076,983
233,944	Tapestry, Inc.	34,244,723
		270,997,832
Shares		Market Value
	Common Stocks — 94.9% (Continued)
	Financials — 9.2%
294,424	Ares Management Corp. - Class A	$ 32,772,335
47,080	Corpay, Inc.*	15,690,352
318,072	Fifth Third Bancorp	17,929,719
136,493	LPL Financial Holdings, Inc.	38,447,348
68,809	MSCI, Inc.	38,535,792
289,944	Nasdaq, Inc.	22,853,386
438,229	Robinhood Markets, Inc. - Class A*	43,945,604
		210,174,536
	Energy — 3.2%
95,551	Cheniere Energy, Inc.	22,837,644
100,092	Diamondback Energy, Inc.	17,594,172
126,156	Targa Resources Corp.	33,827,470
		74,259,286
	Communication Services — 3.2%
266,376	Live Nation Entertainment, Inc.*	48,776,109
450,023	Roblox Corp. - Class A*	24,472,251
		73,248,360
	Utilities — 1.5%
222,940	Vistra Corp.	35,364,972
	Materials — 0.5%
177,028	Freeport-McMoRan, Inc.	11,133,291
	Total Common Stocks	$2,175,390,414
	Short-Term Investment Fund — 4.5%
103,591,402	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	103,591,402
	Total Investment Securities—99.4% (Cost $1,781,678,254)	$2,278,981,816
	Other Assets in Excess of Liabilities — 0.6%	13,499,249
	Net Assets — 100.0%	$2,292,481,065
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,175,390,414	$—	$—	$2,175,390,414
Short-Term Investment Fund	103,591,402	—	—	103,591,402
Total	$2,278,981,816	$—	$—	$2,278,981,816
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Non-US Equity Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 98.5%
	Japan — 21.3%
	Communication Services — 3.1%
1,263,300	KDDI Corp.	$ 21,220,547
537,500	Nintendo Co. Ltd.	22,596,505
	Consumer Discretionary — 2.0%
1,088,200	Sony Group Corp.	21,899,007
376,000	Sumitomo Electric Industries Ltd.	6,977,479
	Financials — 2.6%
1,840,800	Mitsubishi UFJ Financial Group, Inc.	36,674,138
	Industrials — 1.1%
581,600	Hitachi Ltd.	16,096,419
	Information Technology — 10.8%
71,400	Keyence Corp.	36,091,797
1,037,700	Murata Manufacturing Co. Ltd.	74,491,094
89,400	Tokyo Electron Ltd.	43,345,963
	Materials — 1.7%
574,100	Shin-Etsu Chemical Co. Ltd.	25,024,728
	Total Japan	304,417,677
	Sweden — 9.1%
	Financials — 5.5%
2,243,079	Svenska Handelsbanken AB - Class A	33,007,605
1,221,556	Swedbank AB - Class A	45,632,271
	Industrials — 3.6%
1,469,774	Atlas Copco AB - Class A	29,790,840
815,091	Epiroc AB - Class A	22,363,445
	Total Sweden	130,794,161
	United Kingdom — 8.5%
	Financials — 2.5%
24,636,117	Lloyds Banking Group PLC	36,055,647
	Health Care — 1.8%
13,092	AstraZeneca PLC	2,444,333
120,725	AstraZeneca PLC	22,891,874
	Industrials — 4.2%
490,382	RELX PLC	15,498,437
3,139,088	Rentokil Initial PLC	17,851,899
1,408,947	Rolls-Royce Holdings PLC	27,009,010
	Total United Kingdom	121,751,200
	South Korea — 7.4%
	Communication Services — 1.7%
745,752	KT Corp. ADR	12,886,595
335,031	KT Corp.	11,461,457
	Information Technology — 5.7%
368,555	Samsung Electronics Co. Ltd.	81,781,338
	Total South Korea	106,129,390
	Taiwan — 7.3%
	Information Technology — 7.3%
218,572	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	104,383,430
	France — 6.9%
	Energy — 2.4%
434,743	TotalEnergies SE	33,805,616
	Industrials — 1.2%
193,671	Cie de Saint-Gobain SA	17,562,548
	Materials — 3.3%
239,199	Air Liquide SA	47,367,849
	Total France	98,736,013
Shares		Market Value
	Common Stocks — 98.5% (Continued)
	Netherlands — 6.9%
	Energy — 3.0%
545,375	Shell PLC ADR	$ 42,288,377
	Financials — 0.8%
11,822	Adyen NV, 144a*	11,090,424
	Information Technology — 3.1%
22,525	ASML Holding NV	44,812,136
	Total Netherlands	98,190,937
	Germany — 4.8%
	Industrials — 3.2%
59,313	MTU Aero Engines AG	24,715,923
64,600	Siemens AG	20,769,372
	Materials — 1.6%
123,812	Heidelberg Materials AG	23,619,618
	Total Germany	69,104,913
	China — 4.1%
	Communication Services — 2.7%
695,286	Tencent Holdings Ltd. ADR	38,393,693
	Consumer Discretionary — 1.4%
206,686	Alibaba Group Holding Ltd. ADR	19,837,722
	Total China	58,231,415
	Singapore — 3.8%
	Financials — 3.8%
2,840,700	Oversea-Chinese Banking Corp. Ltd.	54,514,988
	United States — 3.5%
	Health Care — 1.1%
38,793	Roche Holding AG	15,947,274
	Industrials — 2.4%
519,286	Experian PLC	17,501,814
51,691	Schneider Electric SE	16,914,628
	Total United States	50,363,716
	Ireland — 3.3%
	Industrials — 3.3%
321,401	AerCap Holdings NV	46,853,838
	Italy — 3.1%
	Consumer Discretionary — 1.5%
57,182	Ferrari NV†	21,288,287
	Financials — 1.6%
900,343	FinecoBank Banca Fineco SpA	22,638,221
	Total Italy	43,926,508
	Switzerland — 2.5%
	Health Care — 1.2%
26,565	Lonza Group AG	17,920,870
	Industrials — 1.3%
168,316	ABB Ltd. ADR	18,295,949
	Total Switzerland	36,216,819
	Hong Kong — 2.1%
	Financials — 2.1%
3,258,600	AIA Group Ltd.	29,833,249
	Austria — 2.0%
	Financials — 2.0%
212,705	Erste Group Bank AG	28,468,000

Touchstone Non-US Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.5% (Continued)
	India — 1.2%
	Financials — 1.2%
604,974	ICICI Bank Ltd. ADR	$ 17,562,395
	Canada — 0.7%
	Financials — 0.7%
252,833	Manulife Financial Corp.	10,242,265
	Total Common Stocks	$1,409,720,914
	Short-Term Investment Funds — 2.2%
21,369,220	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	21,369,220
10,778,085	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	10,778,085
	Total Short-Term Investment Funds	$32,147,305
	Total Investment Securities — 100.7% (Cost $943,448,872)	$1,441,868,219
	Liabilities in Excess of Other Assets — (0.7)%	(10,376,541)
	Net Assets — 100.0%	$1,431,491,678
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $10,630,741.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $11,090,424 or 0.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$304,417,677	$—	$304,417,677
Sweden	—	130,794,161	—	130,794,161
United Kingdom	22,891,874	98,859,326	—	121,751,200
South Korea	12,886,595	93,242,795	—	106,129,390
Taiwan	104,383,430	—	—	104,383,430
France	33,805,616	64,930,397	—	98,736,013
Netherlands	87,100,513	11,090,424	—	98,190,937
Germany	—	69,104,913	—	69,104,913
China	58,231,415	—	—	58,231,415
Singapore	—	54,514,988	—	54,514,988
United States	—	50,363,716	—	50,363,716
Ireland	46,853,838	—	—	46,853,838
Italy	21,288,287	22,638,221	—	43,926,508
Switzerland	18,295,949	17,920,870	—	36,216,819
Hong Kong	—	29,833,249	—	29,833,249
Austria	—	28,468,000	—	28,468,000
India	17,562,395	—	—	17,562,395
Canada	10,242,265	—	—	10,242,265
Short-Term Investment Funds	32,147,305	—	—	32,147,305
Total	$465,689,482	$976,178,737	$—	$1,441,868,219
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 98.2%
	South Korea — 26.5%
	Consumer Discretionary — 1.5%
2,169,388	Coupang, Inc.*	$ 37,682,270
	Consumer Staples — 0.5%
115,923	Cosmax, Inc.	11,673,524
	Industrials — 6.9%
13,500	Hyosung Heavy Industries Corp.	30,680,017
122,200	SK Square Co. Ltd.	138,191,155
	Information Technology — 17.6%
1,340,981	Samsung Electronics Co. Ltd.	297,559,987
75,314	SK Hynix, Inc.	132,897,769
	Total South Korea	648,684,722
	Taiwan — 19.3%
	Information Technology — 19.3%
484,000	Chroma ATE, Inc.	33,634,837
1,148,000	Delta Electronics, Inc.	72,098,752
172,000	eMemory Technology, Inc.	16,200,837
232,000	MediaTek, Inc.	31,613,415
4,039,000	Taiwan Semiconductor Manufacturing Co. Ltd.	318,637,846
	Total Taiwan	472,185,687
	China — 19.0%
	Communication Services — 3.6%
1,591,942	Tencent Holdings Ltd.	87,847,432
	Consumer Discretionary — 6.5%
3,510,600	Alibaba Group Holding Ltd.	42,086,661
4,133,523	ANTA Sports Products Ltd.	37,613,795
2,518,500	BYD Co. Ltd. Class H	23,336,217
10,874,910	H World Group Ltd.	45,651,744
1,272,100	Meituan - Class B, 144a*†	11,229,251
	Industrials — 4.1%
1,202,194	Contemporary Amperex Technology Co. Ltd. - Class A	69,883,020
4,361,768	DiDi Global, Inc. ADR*	14,611,923
1,905,076	Full Truck Alliance Co. Ltd. ADR	15,469,217
	Information Technology — 4.8%
590,917	Advanced Micro-Fabrication Equipment, Inc. China - Class A	41,124,343
610,800	Montage Technology Co. Ltd. - Class A	28,213,710
250,431	NAURA Technology Group Co. Ltd. - Class A	32,844,424
5,662,600	Xiaomi Corp. - Class B, 144a*	15,727,939
	Total China	465,639,676
	India — 15.6%
	Communication Services — 2.2%
2,700,206	Bharti Airtel Ltd.	52,894,999
	Consumer Discretionary — 3.0%
345,585	Amber Enterprises India Ltd.*	27,551,229
8,141,834	Eternal Ltd.*	22,819,550
499,357	Titan Co. Ltd.	23,258,205
	Financials — 6.0%
7,008,329	Bajaj Finance Ltd.	74,537,647
5,849,533	HDFC Bank Ltd.	49,366,882
3,919,990	HDFC Life Insurance Co. Ltd., 144a	23,880,607
	Health Care — 1.1%
285,129	Apollo Hospitals Enterprise Ltd.	26,171,432
	Industrials — 1.6%
2,069,153	Adani Ports & Special Economic Zone Ltd.	39,636,559
Shares		Market Value
	Common Stocks — 98.2% (Continued)
	India — (Continued)
	Real Estate — 1.7%
2,056,634	Phoenix Mills Ltd. (The)	$ 42,414,192
	Total India	382,531,302
	Brazil — 7.9%
	Consumer Discretionary — 3.3%
47,688	MercadoLibre, Inc.*	80,945,135
	Consumer Staples — 1.0%
7,273,473	Raia Drogasil SA	23,628,255
	Financials — 2.7%
4,997,423	NU Holdings Ltd. - Class A*	66,765,571
	Industrials — 0.9%
2,486,153	WEG SA	22,591,759
	Total Brazil	193,930,720
	Singapore — 3.4%
	Consumer Discretionary — 2.3%
599,379	Sea Ltd. ADR*	57,438,490
	Industrials — 1.1%
7,014,922	Grab Holdings Ltd. - Class A*	26,446,256
	Total Singapore	83,884,746
	Kazakhstan — 2.4%
	Financials — 2.4%
673,547	Kaspi.KZ JSC ADR	58,356,112
	Hong Kong — 2.3%
	Financials — 2.3%
5,994,731	AIA Group Ltd.	54,883,170
	Indonesia — 1.0%
	Financials — 1.0%
74,643,600	Bank Central Asia Tbk PT	23,259,363
	Saudi Arabia — 0.8%
	Financials — 0.8%
1,106,653	Al Rajhi Bank	19,412,946
	Total Common Stocks	$2,402,768,444
	Short-Term Investment Funds — 1.3%
32,279,863	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	32,279,863
925,000	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	925,000
	Total Short-Term Investment Funds	$33,204,863
	Total Investment Securities — 99.5% (Cost $1,716,607,221)	$2,435,973,307
	Other Assets in Excess of Liabilities — 0.5%	11,153,503
	Net Assets — 100.0%	$2,447,126,810
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $882,733.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $50,837,797 or 2.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
South Korea	$37,682,270	$611,002,452	$—	$648,684,722
Taiwan	—	472,185,687	—	472,185,687
China	30,081,140	435,558,536	—	465,639,676
India	—	382,531,302	—	382,531,302
Brazil	193,930,720	—	—	193,930,720
Singapore	83,884,746	—	—	83,884,746
Kazakhstan	58,356,112	—	—	58,356,112
Hong Kong	—	54,883,170	—	54,883,170
Indonesia	—	23,259,363	—	23,259,363
Saudi Arabia	—	19,412,946	—	19,412,946
Short-Term Investment Funds	33,204,863	—	—	33,204,863
Total	$437,139,851	$1,998,833,456	$—	$2,435,973,307
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Fund – June 30, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 49.1%
	Financials — 10.1%
$ 787,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 6.851%, 8/15/53(A)	$ 788,986
1,694,000	Ares Capital Corp., 5.875%, 3/1/29	1,707,345
2,385,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	2,140,279
1,214,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,244,711
587,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	611,225
135,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	135,206
1,599,000	First Maryland Capital II, (TSFR3M + 1.112%), 4.775%, 2/1/27(A)	1,590,603
769,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	794,669
2,108,000	Goldman Sachs Group, Inc. (The), 5.330%, 7/23/35	2,118,089
1,904,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	1,873,923
1,903,000	HSBC Holdings PLC (United Kingdom), 4.675%, 3/10/32	1,878,062
509,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	501,053
2,054,000	JPMorgan Chase & Co., 4.946%, 10/22/35	2,029,592
892,000	JPMorgan Chase & Co., Ser W, (TSFR3M + 1.262%), 4.913%, 5/15/47(A)	809,490
868,000	KeyCorp Capital III, 7.750%, 7/15/29	910,684
2,188,000	Morgan Stanley, 2.484%, 9/16/36	1,898,588
690,000	Navient Corp., 5.000%, 3/15/27	684,698
1,211,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.492%, 6/1/28(A)	1,196,644
684,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	695,077
2,072,000	State Street Corp., (TSFR3M + 1.262%), 4.926%, 6/15/47(A)	1,864,580
2,147,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.583%, 5/15/27(A)	2,133,978
		27,607,482
	Energy — 7.9%
1,466,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,437,896
729,000	Azule Energy Finance PLC (Angola), 144a, 8.250%, 1/22/31	729,937
1,676,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,537,288
1,864,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	1,875,505
727,000	Energy Transfer LP, (TSFR3M + 3.279%), 6.942%, 11/1/66(A)	725,741
865,000	FS Luxembourg Sarl (Brazil), 144a, 8.625%, 6/25/33	826,836
1,690,000	HF Sinclair Corp., 5.000%, 2/1/28	1,687,455
214,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	213,180
623,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	603,544
807,566	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	758,102
405,000	Mesquite Energy, Inc., 7.250%, 7/15/26	41
1,960,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,948,067
925,000	MSU Energy SA (Argentina), 144a, 9.750%, 12/5/30	934,250
1,058,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,228,125
755,250	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	780,615
950,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35†	922,120
735,000	Plains All American Pipeline LP, Ser B, (TSFR3M + 4.372%), 8.023%(A)(B)	734,996
2,229,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,977,089
653,000	SESI LLC, 144a, 7.875%, 9/30/30	663,487
671,000	SM Energy Co., 144a, 7.000%, 8/1/32†	677,154
649,000	Sunoco LP, 144a, 7.875%(B)	673,181
593,000	Venture Global LNG, Inc., 144a, 9.000%(B)	578,970
		21,513,579
Principal Amount		Market Value
	Corporate Bonds — 49.1% (Continued)
	Consumer Discretionary — 6.7%
$ 878,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	$ 862,470
1,845,398	American Airlines Group, Inc. Pass-Through Trust, Ser 2016-1, A, 4.100%, 1/15/28	1,813,036
358,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	361,239
737,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29†	728,127
83,000	Carnival Corp. Ltd., 144a, 5.125%, 5/1/29	82,863
451,000	Carnival Corp. Ltd., 144a, 5.875%, 6/15/31	458,901
909,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	869,993
752,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	759,528
2,461,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,230,036
1,909,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	1,855,951
650,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	632,922
2,193,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	2,128,268
2,007,000	Polaris, Inc., 5.600%, 3/1/31	2,009,980
2,054,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	2,025,341
510,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	505,548
907,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	958,969
		18,283,172
	Industrials — 4.4%
1,709,000	Amcor Flexibles North America, Inc., 5.100%, 3/17/30	1,728,013
639,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30†	622,228
575,000	FTAI Aviation Investors LLC, 144a, 7.875%, 12/1/30	600,785
1,727,000	Honeywell Aerospace, Inc., 144a, 4.600%, 3/16/33	1,697,146
788,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	847,131
774,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31†	764,921
869,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	865,111
621,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	643,063
344,000	Sword Purchaser LLC, 144a, 8.250%, 4/15/33	356,261
2,171,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.648%, 2/15/42(A)	1,997,235
1,966,000	Timken Co. (The), 4.500%, 12/15/28	1,956,598
		12,078,492
	Consumer Staples — 3.9%
1,866,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,877,690
1,858,000	Global Payments, Inc., 5.200%, 11/15/32	1,813,973
734,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	758,857
387,000	Industrial F&B Investments III, Inc., 144a, 7.750%, 2/11/33	394,337
2,080,000	Mars, Inc., 144a, 5.000%, 3/1/32	2,096,486
2,081,000	Philip Morris International, Inc., 5.375%, 2/15/33	2,137,844
831,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	859,897
688,000	VT Topco, Inc., 144a, 8.500%, 8/15/30†	698,066
		10,637,150
	Communication Services — 3.8%
1,738,000	AT&T, Inc., 5.125%, 4/30/36	1,707,200
1,830,000	Beacon Point DC LLC, 144a, 6.129%, 11/30/42	1,849,217
774,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	696,993
716,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	166,470
376,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	390,137
592,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	397,197
1,735,000	Meta Platforms, Inc., 6.300%, 5/15/56	1,733,996
338,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	344,679
346,000	Paramount Global, 7.875%, 7/30/30	363,507
686,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	661,504
2,217,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	2,139,808
		10,450,708

Touchstone Strategic Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 49.1% (Continued)
	Utilities — 3.3%
$ 1,681,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	$ 1,743,130
1,980,000	CMS Energy Corp., 4.750%, 6/1/50	1,940,596
1,066,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.387%), 6.051%, 6/15/67(A)	988,645
1,201,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.055%, 10/1/66(A)	1,104,511
678,000	PacifiCorp, 7.125%, 8/15/56	673,440
821,304	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	826,009
1,729,000	Vistra Operations Co. LLC, 144a, 5.250%, 4/30/33	1,718,243
		8,994,574
	Real Estate — 3.2%
1,965,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,871,941
2,217,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	2,150,484
3,017,000	Store Capital LLC REIT, 2.700%, 12/1/31	2,660,029
2,171,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	2,131,887
		8,814,341
	Health Care — 2.2%
441,000	Acadia Healthcare Co., Inc., 144a, 5.500%, 7/1/28	438,953
725,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	728,553
1,972,000	HCA, Inc., 5.500%, 3/1/32	2,016,593
2,255,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	2,190,155
765,000	Molina Healthcare, Inc., 144a, 6.500%, 2/15/31	778,257
		6,152,511
	Information Technology — 1.9%
670,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	669,938
1,671,000	Oracle Corp., 4.700%, 9/27/34	1,533,427
1,466,000	Paychex, Inc., 5.600%, 4/15/35†	1,483,565
1,441,000	Salesforce, Inc., 5.550%, 3/15/36	1,439,175
		5,126,105
	Materials — 1.7%
923,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	551,216
1,021,000	LYB International Finance III LLC, 5.875%, 1/15/36†	1,025,182
737,000	Magnera Corp., 144a, 4.750%, 11/15/29	687,874
735,000	OCP SA (Morocco), 144a, 6.741%(B)	731,094
815,000	Vedanta Resources Finance II PLC (India), 144a, 7.750%, 7/13/37	810,419
794,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	803,473
		4,609,258
	Total Corporate Bonds	$134,267,372
	U.S. Treasury Obligations — 21.3%
1,245,000	U.S. Treasury Bond, 4.250%, 8/15/54	1,116,609
10,390,000	U.S. Treasury Bond, 4.750%, 2/15/45	10,202,087
16,020,000	U.S. Treasury Bond, 4.750%, 8/15/55	15,615,119
9,950,000	U.S. Treasury Bond, 5.000%, 5/15/56	10,100,805
8,790,000	U.S. Treasury Note, 4.125%, 6/30/28	8,787,940
10,065,000	U.S. Treasury Note, 4.125%, 2/15/36	9,838,538
2,635,000	U.S. Treasury Note, 4.375%, 5/15/36	2,625,530
	Total U.S. Treasury Obligations	$58,286,628
	Asset-Backed Securities — 9.2%
1,271,972	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	1,214,595
Principal Amount		Market Value
	Asset-Backed Securities — 9.2% (Continued)
$ 730,000	Ballyrock CLO 26 Ltd. (Cayman Islands), Ser 2024-26A, Class C1, 144a, (TSFR3M + 3.300%), 6.967%, 7/25/37(A)	$ 731,240
1,459,600	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	1,541,231
615,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	610,350
565,000	Bridgecrest Lending Auto Securitization Trust, Ser 2026-1, Class E, 144a, 6.630%, 2/15/33	561,412
530,000	Bridgecrest Lending Auto Securitization Trust, Ser 2026-2, Class E, 144a, 7.170%, 5/16/33	533,121
1,425,000	Cajun Global LLC, Ser 2025-2A, Class M, 144a, 8.720%, 11/20/55	1,406,336
1,450,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.380%, 7/16/35(A)	1,435,522
530,000	DigitalBridge Issuer LLC, Ser 2026-1A, Class A2, 144a, 6.326%, 6/25/56	527,348
507,718	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	473,934
1,590,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	1,653,111
910,000	GLS Auto Receivables Issuer Trust, Ser 2026-1A, Class E, 144a, 6.510%, 3/15/33	903,239
1,070,000	Goto Foods Funding LLC, Ser 2026-1A, Class A2, 144a, 6.854%, 4/30/56	1,071,349
1,377,500	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	1,290,273
37,743	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	36,818
915,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	781,142
1,520,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,457,028
879,442	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	875,139
510,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	506,529
1,100,000	Oxford Finance Funding Trust LLC, Ser 2025-1A, Class B, 144a, 6.486%, 2/15/35	1,094,796
2,020,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.173%, 7/15/33(A)	1,969,187
1,223,213	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	1,240,422
620,000	TSC SPV Funding LLC, Ser 2026-1A, Class M, 144a, 8.905%, 5/20/56	620,428
1,107,225	Vital Care Issuer LLC, Ser 2025-1A, Class A2, 144a, 6.737%, 1/30/56	1,111,811
1,619,250	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,543,889
	Total Asset-Backed Securities	$25,190,250
	Commercial Mortgage-Backed Securities — 7.9%
1,025,000	Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF3, Class C, 144a, 2.830%, 10/15/54	887,715
895,000	BANK5, Ser 2026-5YR21, Class C, 6.365%, 4/15/59(A)(C)	880,196
21,000,129	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(A)(C)(D)	488,337
7,490,255	Benchmark Mortgage Trust, Ser 2026-B43, Class XA, 1.240%, 4/15/63(A)(C)(D)	525,887
1,035,000	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(A)(C)	939,494

Touchstone Strategic Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 7.9% (Continued)
$ 1,425,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class C, 5.024%, 6/15/50(A)(C)	$ 1,384,806
2,750,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	2,483,968
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-P5, Class B, 3.698%, 10/10/49(A)(C)	912,810
485,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	462,242
19,413,375	CRB Commercial Mortgage Trust, Ser 2025-CRE1, Class XA, 144a, 1.268%, 9/15/58(A)(C)(D)	803,300
905,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(C)	874,016
1,850,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class C, 4.886%, 1/15/49(A)(C)	1,777,412
1,199,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,147,026
885,000	CSMC, Ser 2017-TIME, Class B, 144a, 3.775%, 11/13/39(A)(C)	775,889
805,000	ESTN Trust, Ser 2026-TOWN, Class D, 144a, 6.686%, 5/12/46(A)(C)	823,098
620,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class D, 144a, 2.753%, 5/10/49	534,854
825,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	804,375
1,070,000	JW Commercial Mortgage Trust, Ser 2026-MRCO, Class E, 144a, (TSFR1M + 3.500%), 7.125%, 6/15/39(A)	1,073,539
1,075,000	KSL Commercial Mortgage Trust, Ser 2026-HT3, Class E, 144a, (TSFR1M + 3.750%), 7.350%, 6/15/43(A)	1,077,688
540,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	530,070
870,000	UBS Commercial Mortgage Trust, Ser 2019-C17, Class C, 3.758%, 10/15/52(A)(C)	779,334
1,619,160	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.517%, 10/15/42(A)	1,617,395
	Total Commercial Mortgage-Backed Securities	$21,583,451
	Non-Agency Collateralized Mortgage Obligations — 5.8%
1,221,946	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	1,202,101
2,000,496	CIM Trust, Ser 2018-INV1, Class B4, 144a, 4.685%, 8/25/48(A)(C)	1,910,434
947,214	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(C)	839,402
967,457	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.473%, 5/25/49(A)(C)	914,275
2,415,792	JP Morgan Mortgage Trust, Ser 2020-5, Class B4, 144a, 3.570%, 12/25/50(A)(C)	2,103,590
1,170,338	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 3.990%, 11/25/50(A)(C)	1,045,431
2,550,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.052%, 7/25/59(A)(C)	2,301,489
680,170	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.844%, 2/25/52(A)(C)	582,704
1,009,026	Sequoia Mortgage Trust, Ser 2026-4, Class A5, 144a, 5.000%, 3/25/56(A)(C)	995,940
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.625%, 11/25/60(A)(C)	2,140,827
2,000,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.799%, 7/25/57(A)(C)	1,720,629
	Total Non-Agency Collateralized Mortgage Obligations	$15,756,822
Shares		MarketValue
	Common Stocks — 2.0%
	Information Technology — 0.4%
2,169	International Business Machines Corp.	$ 609,944
1,657	Texas Instruments, Inc.	493,902
		1,103,846
	Industrials — 0.4%
2,727	RTX Corp.	517,394
6,174	Stanley Black & Decker, Inc.	581,097
		1,098,491
	Financials — 0.4%
9,628	Bank of America Corp.	548,603
516	Goldman Sachs Group, Inc. (The)	521,867
		1,070,470
	Health Care — 0.4%
2,203	Johnson & Johnson	559,496
6,507	Medtronic PLC	509,043
		1,068,539
	Materials — 0.3%
39,560	Covia Equity*	736,805
44	HC Minerals LLC(E)*	44
		736,849
	Energy — 0.1%
3,269	Exxon Mobil Corp.	446,938
	Total Common Stocks	$5,525,133
Principal Amount
	Sovereign Government Obligations — 0.8%
$ 10,800	Ghana Government International Bond, 144a, 4.734%, 7/3/26#	10,765
285,863	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(C)	281,859
492,385	Ghana Government International Bond, 144a, 5.502%, 1/3/30#	441,413
890,000	Provincia de Cordoba, 144a, 8.600%, 2/3/35	885,550
485,480	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	468,834
	Total Sovereign Government Obligations	$2,088,421
	U.S. Government Mortgage-Backed Obligations — 0.3%
932,315	FHLMC REMIC, Pool #SL3961, 3.000%, 2/1/53	815,414
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	34,229

Touchstone Strategic Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 5.6%
9,721,681	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	$ 9,721,681
5,466,969	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	5,466,969
	Total Short-Term Investment Funds	$15,188,650
	Total Investment Securities—102.0% (Cost $277,811,159)	$278,736,370
	Liabilities in Excess of Other Assets — (2.0%)	(5,501,130)
	Net Assets — 100.0%	$273,235,240
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(E)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $5,249,081.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $121,379,235 or 44.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$134,267,372	$—	$134,267,372
U.S. Treasury Obligations	—	58,286,628	—	58,286,628
Asset-Backed Securities	—	25,190,250	—	25,190,250
Commercial Mortgage-Backed Securities	—	21,583,451	—	21,583,451
Non-Agency Collateralized Mortgage Obligations	—	15,756,822	—	15,756,822
Common Stocks	4,788,284	736,805	44	5,525,133
Sovereign Government Obligations	—	2,088,421	—	2,088,421
U.S. Government Mortgage-Backed Obligations	—	815,414	—	815,414
Rights	—	34,229	—	34,229
Short-Term Investment Funds	15,188,650	—	—	15,188,650
Other Financial Instruments
Futures
Interest rate contracts	11,216	—	—	11,216
Total Assets	$19,988,150	$258,759,392	$44	$278,747,586
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(47,477)	$—	$—	$(47,477)
Total Liabilities	$(47,477)	$—	$—	$(47,477)
Total	$19,940,673	$258,759,392	$44	$278,700,109

Futures Contracts
At June 30, 2026, $423,251 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2026:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Long Futures:
5-Year U.S. Treasury Note	9/30/2026	212	$22,693,939	$11,216
30-Year U.S. Ultra Treasury Bond	9/21/2026	45	5,227,031	(47,477)
				$(36,261)
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
June 30, 2026 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2026, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Strategic Income Fund held Level 3 categorized securities during the period ended June 30, 2026.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.